EPS (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss per Share

The computation of basic and diluted net loss per share for the three and six months ended June 30, 2026 is as follows (In thousands, except for share and per share data):

For the three months ended June 30, 2026
Numerator:
Net loss	$(65,047)
Denominator:
Weighted average number of shares of common stock outstanding, basic and diluted	89,394,753
Net loss per common stock, basic and diluted	$(0.73)

For the six months ended June 30, 2026
Numerator:
Net loss	$(172,806)
Denominator:
Weighted average number of shares of common stock outstanding, basic and diluted	86,164,488
Net loss per common stock, basic and diluted	$(2.01)

The computation of basic and dilutive net loss per share for the period from June 17, 2025 (inception) through December 31, 2025 are as follows:

For the period from June 17, 2025 (inception) through December 31, 2025

Numerator:
Net loss	$(28,975,504)

Denominator:
Weighted average number of shares of common stock outstanding, basic and diluted	73,685,031
Net loss per common stock, basic and diluted	$(0.39)

Schedule of Computation of Net Loss Per Common Stock

As of June 30, 2026, the following potentially dilutive securities were excluded from the computation of diluted net loss per share because their inclusion would have been anti-dilutive:

For the three months ended
June 30, 2026
Warrants	12,852,500
RSUs (See Note 11)	14,342,256
Convertible Notes	7,659,240
Total	34,853,996

As of December 31, 2025, common stock equivalents not included in the computation of net loss per share because their effect would be antidilutive included the following:

Warrants (see Note 12)	12,852,500
RSUs (see Note 13)	8,220,000
Convertible Notes (see Note 8)	18,071,500
Total	39,144,000